Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,309,156	¥ 1,123,974	¥ 1,495,071
Unrealized gain (loss) on investments in equity securities held for operating purposes		(21,327)	(7,204)	1,898
Consolidated net revenue	[1]	1,287,829	1,116,770	1,496,969
Non-interest expenses		1,039,568	1,154,471	1,168,811
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,039,568	1,154,471	1,168,811
Income (loss) before income taxes		269,588	(30,497)	326,260
Unrealized gain (loss) on investments in equity securities held for operating purposes		(21,327)	(7,204)	1,898
Consolidated income (loss) before income taxes		¥ 248,261	¥ (37,701)	¥ 328,158

[1]	There is no revenue derived from transactions with a single major external customer.